Leases (Details) - Schedule of Supplemental Information Related to Operating Leases - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Operating Lease Related Activities [Abstract]
Other assets - Right-of-Use assets	$ 6,590	$ 6,445
Accumulated amortization	1,856	1,420
Operating lease Right-of-Use assets, net	4,734	5,025
Lease liabilities – current - Accounts payable and accrued liabilities	667	653
Lease liabilities – noncurrent	3,702	4,194
Total operating lease liabilities	$ 4,369	$ 4,847
Weighted average remaining lease term in years	7 years 1 month 6 days	7 years 7 months 6 days
Weighted average annual discount rate	3.40%	3.40%